Profit and loss information - Schedule of Employment Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Receivables from contracts with customers [abstract]
Salaries and wages	$ 117,683	$ 94,813
Sales commissions	4,914	3,235
Share-based payment charge	12,129	11,585
Non-Executive Directors’ fees	416	386
Total employment costs	$ 135,142	$ 110,019